John Hancock
Balanced Fund
Quarterly portfolio holdings 1/31/2022

Fund’s investments
As of 1-31-22 (unaudited)
	Shares	Value
Common stocks 57.0%		$2,578,640,197
(Cost $1,429,684,993)
Communication services 7.6%		344,401,200
Interactive media and services 5.5%
Alphabet, Inc., Class A (A)	62,635	169,494,694
Meta Platforms, Inc., Class A (A)	251,736	78,858,819
Media 2.1%
Comcast Corp., Class A	1,921,338	96,047,687
Consumer discretionary 7.2%		325,500,209
Internet and direct marketing retail 3.1%
Amazon.com, Inc. (A)	46,521	139,166,176
Multiline retail 0.6%
Dollar General Corp.	137,024	28,566,764
Specialty retail 3.5%
CarMax, Inc. (A)	247,817	27,549,816
Dick’s Sporting Goods, Inc. (B)	368,438	42,517,745
Lowe’s Companies, Inc.	256,729	60,934,628
Ulta Beauty, Inc. (A)	73,583	26,765,080
Consumer staples 4.0%		181,177,703
Beverages 0.5%
Anheuser-Busch InBev SA/NV	373,065	23,518,308
Food and staples retailing 2.4%
Sysco Corp.	393,929	30,785,551
Walmart, Inc.	544,686	76,152,550
Household products 1.1%
The Procter & Gamble Company	316,119	50,721,294
Energy 3.1%		140,601,141
Oil, gas and consumable fuels 3.1%
ConocoPhillips	381,482	33,806,935
Devon Energy Corp.	599,499	30,316,664
Pioneer Natural Resources Company	149,829	32,796,070
Suncor Energy, Inc.	878,672	25,103,659
Valero Energy Corp.	223,910	18,577,813
Financials 6.9%		312,497,564
Banks 2.5%
Citizens Financial Group, Inc.	706,836	36,380,849
JPMorgan Chase & Co.	515,621	76,621,281
Capital markets 1.3%
BlackRock, Inc.	33,277	27,384,974
The Goldman Sachs Group, Inc.	86,356	30,628,746
Consumer finance 0.9%
Discover Financial Services	369,455	42,764,416
Diversified financial services 1.8%
Berkshire Hathaway, Inc., Class B (A)	255,389	79,941,865
Insurance 0.4%
Arthur J. Gallagher & Company	118,877	18,775,433
2	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care 8.3%		$375,508,664
Biotechnology 0.8%
Gilead Sciences, Inc.	209,201	14,367,925
Incyte Corp. (A)	145,270	10,797,919
Sage Therapeutics, Inc. (A)	45,505	1,793,807
Vertex Pharmaceuticals, Inc. (A)	39,475	9,594,399
Health care equipment and supplies 1.2%
Abbott Laboratories	423,420	53,969,113
Health care providers and services 1.3%
UnitedHealth Group, Inc.	125,245	59,187,030
Life sciences tools and services 2.2%
Danaher Corp.	144,777	41,375,819
PerkinElmer, Inc.	82,764	14,249,478
Thermo Fisher Scientific, Inc.	71,850	41,766,405
Pharmaceuticals 2.8%
AstraZeneca PLC	293,360	34,125,977
Eli Lilly & Company	214,594	52,659,222
Pfizer, Inc.	789,933	41,621,570
Industrials 4.1%		186,682,099
Aerospace and defense 0.6%
Northrop Grumman Corp.	74,641	27,609,706
Industrial conglomerates 1.8%
Honeywell International, Inc.	137,185	28,051,589
Roper Technologies, Inc.	52,112	22,781,282
Siemens AG	185,719	29,486,671
Machinery 1.7%
Deere & Company	106,045	39,915,338
Ingersoll Rand, Inc.	690,936	38,837,513
Information technology 12.9%		581,292,541
Communications equipment 1.3%
Cisco Systems, Inc.	1,044,491	58,146,814
IT services 1.1%
PayPal Holdings, Inc. (A)	294,185	50,582,169
Semiconductors and semiconductor equipment 3.0%
Broadcom, Inc.	165,424	96,918,613
Micron Technology, Inc.	435,943	35,865,031
Software 5.3%
Microsoft Corp.	577,888	179,711,594
salesforce.com, Inc. (A)	189,047	43,978,004
SAP SE, ADR (B)	141,230	17,683,408
Technology hardware, storage and peripherals 2.2%
Apple, Inc.	563,033	98,406,908
Materials 1.9%		83,801,239
Chemicals 0.5%
Linde PLC	69,314	22,088,986
Containers and packaging 0.5%
Ball Corp.	244,653	23,755,806
Metals and mining 0.9%
Freeport-McMoRan, Inc.	741,401	27,594,945
Teck Resources, Ltd., Class B	335,482	10,361,502
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	3

	Shares	Value
Real estate 1.0%		$45,198,913
Equity real estate investment trusts 1.0%
American Tower Corp.	86,904	21,856,356
Digital Realty Trust, Inc.	156,420	23,342,557
Utilities 0.0%		1,978,924
Multi-utilities 0.0%
Algonquin Power & Utilities Corp.	40,250	1,880,883

Dominion Energy, Inc.	961	98,041
Preferred securities 0.1%		$3,698,551
(Cost $3,466,575)
Communication services 0.0%		863,864
Wireless telecommunication services 0.0%
Telephone & Data Systems, Inc., 6.625%	33,200	863,864
Financials 0.0%		213,617
Banks 0.0%
Wells Fargo & Company, 7.500%	150	213,617
Utilities 0.1%		2,621,070
Electric utilities 0.1%
NextEra Energy, Inc., 5.279%	29,840	1,521,542
The Southern Company, 6.750%	1,552	82,722
Multi-utilities 0.0%
DTE Energy Company, 6.250%	1,413	71,851
NiSource, Inc., 7.750%	8,300	944,955

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 13.0%				$587,764,415
(Cost $597,804,931)
U.S. Government 7.0%				315,883,859
U.S. Treasury
Bond	1.875	11-15-51	35,464,000	33,624,305
Bond	2.000	11-15-41	70,258,000	68,292,972
Bond	2.000	08-15-51	73,830,400	72,019,248
Bond	2.500	02-15-45	15,366,000	16,210,530
Bond	3.000	02-15-47	684,000	794,562
Bond	3.125	11-15-41	16,558,000	19,155,536
Note	0.250	03-15-24	25,167,000	24,652,846
Note	0.250	05-15-24	5,995,000	5,860,113
Note	0.250	06-15-24	12,465,000	12,167,495
Note	0.500	11-30-23	30,208,000	29,852,820
Note	0.750	12-31-23	15,075,000	14,957,227
Note	1.250	12-31-26	6,240,000	6,133,725
Note	1.375	11-15-31	12,622,000	12,162,480
U.S. Government Agency 6.0%				271,880,556
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.500	11-01-34	1,906,812	1,950,537
30 Yr Pass Thru	2.000	11-01-51	1,305,131	1,274,556
30 Yr Pass Thru	2.000	12-01-51	4,362,832	4,262,645
30 Yr Pass Thru	2.000	01-01-52	1,510,000	1,474,212
30 Yr Pass Thru	2.500	11-01-51	4,085,774	4,103,481
30 Yr Pass Thru	2.500	12-01-51	1,426,625	1,426,438
30 Yr Pass Thru	3.000	03-01-43	527,106	554,022
4	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	12-01-45	2,298,408	$2,397,818
30 Yr Pass Thru	3.000	10-01-46	8,163,949	8,496,642
30 Yr Pass Thru	3.000	10-01-46	2,564,332	2,661,620
30 Yr Pass Thru	3.000	12-01-46	1,921,604	1,991,506
30 Yr Pass Thru	3.000	12-01-46	1,725,988	1,801,718
30 Yr Pass Thru	3.000	04-01-47	2,993,266	3,089,225
30 Yr Pass Thru	3.000	10-01-49	4,136,266	4,248,832
30 Yr Pass Thru	3.000	10-01-49	3,238,626	3,320,285
30 Yr Pass Thru	3.000	12-01-49	915,018	941,063
30 Yr Pass Thru	3.000	12-01-49	4,682,833	4,788,322
30 Yr Pass Thru	3.000	01-01-50	5,728,347	5,890,953
30 Yr Pass Thru	3.500	10-01-46	2,797,668	2,985,207
30 Yr Pass Thru	3.500	12-01-46	1,233,951	1,302,063
30 Yr Pass Thru	3.500	11-01-48	972,483	1,027,833
30 Yr Pass Thru	4.000	11-01-47	505,475	538,826
30 Yr Pass Thru	4.000	08-01-48	576,967	616,095
30 Yr Pass Thru	4.500	03-01-41	931,876	1,021,214
30 Yr Pass Thru	5.500	11-01-39	562,962	637,131
Federal National Mortgage Association
30 Yr Pass Thru (C)	2.000	TBA	18,785,000	18,311,417
30 Yr Pass Thru	2.000	09-01-50	12,513,840	12,230,059
30 Yr Pass Thru	2.000	09-01-50	4,190,116	4,095,096
30 Yr Pass Thru	2.000	10-01-50	1,639,393	1,603,240
30 Yr Pass Thru (C)	2.500	TBA	70,239,000	70,123,731
30 Yr Pass Thru	2.500	09-01-50	11,358,895	11,385,805
30 Yr Pass Thru	2.500	09-01-50	12,756,936	12,787,157
30 Yr Pass Thru	2.500	08-01-51	7,753,205	7,769,150
30 Yr Pass Thru	2.500	08-01-51	4,113,977	4,122,438
30 Yr Pass Thru	2.500	11-01-51	4,545,449	4,570,421
30 Yr Pass Thru	2.500	01-01-52	4,549,480	4,558,993
30 Yr Pass Thru	3.000	02-01-43	347,421	361,381
30 Yr Pass Thru	3.000	03-01-43	127,403	133,836
30 Yr Pass Thru	3.000	05-01-43	203,062	213,633
30 Yr Pass Thru	3.000	12-01-45	2,328,568	2,413,405
30 Yr Pass Thru	3.000	02-01-47	1,974,963	2,060,495
30 Yr Pass Thru	3.000	10-01-47	3,961,550	4,109,596
30 Yr Pass Thru	3.000	12-01-47	1,050,617	1,084,297
30 Yr Pass Thru	3.000	10-01-49	4,654,369	4,802,852
30 Yr Pass Thru	3.000	11-01-49	843,375	865,273
30 Yr Pass Thru	3.500	06-01-42	2,072,335	2,199,173
30 Yr Pass Thru	3.500	06-01-43	3,863,917	4,100,411
30 Yr Pass Thru	3.500	12-01-44	723,730	768,479
30 Yr Pass Thru	3.500	04-01-45	625,494	661,823
30 Yr Pass Thru	3.500	04-01-45	248,351	262,775
30 Yr Pass Thru	3.500	07-01-47	5,816,060	6,155,678
30 Yr Pass Thru	3.500	12-01-47	947,738	994,342
30 Yr Pass Thru	3.500	09-01-49	595,708	620,869
30 Yr Pass Thru	3.500	01-01-50	1,798,431	1,873,942
30 Yr Pass Thru	3.500	03-01-50	3,619,876	3,772,995
30 Yr Pass Thru	4.000	01-01-41	1,100,818	1,183,406
30 Yr Pass Thru	4.000	09-01-41	528,360	567,807
30 Yr Pass Thru	4.000	10-01-41	3,671,363	3,947,538
30 Yr Pass Thru	4.000	01-01-47	4,349,696	4,696,011
30 Yr Pass Thru	4.000	04-01-48	619,077	663,143
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	5

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	10-01-48	564,841	$604,208
30 Yr Pass Thru	4.000	07-01-49	710,613	757,475
30 Yr Pass Thru	4.500	11-01-39	1,016,706	1,105,932
30 Yr Pass Thru	4.500	09-01-40	546,865	595,864
30 Yr Pass Thru	4.500	05-01-41	337,184	367,185
30 Yr Pass Thru	4.500	07-01-41	1,243,747	1,358,418
30 Yr Pass Thru	4.500	01-01-43	405,863	443,283
30 Yr Pass Thru	4.500	04-01-48	2,481,403	2,686,919
30 Yr Pass Thru	4.500	07-01-48	1,013,319	1,085,132
30 Yr Pass Thru	7.000	06-01-32	641	741
30 Yr Pass Thru	7.500	04-01-31	1,236	1,428

30 Yr Pass Thru	8.000	01-01-31	927	1,060
Foreign government obligations 0.2%				$9,084,900
(Cost $8,900,087)
Argentina 0.0%				1,954,687
Republic of Argentina Bond (2.500% to 7-9-22, then 3.500% to 7-9-29, then 4.875% thereafter)	2.500	07-09-41	5,477,000	1,954,687
Qatar 0.1%				3,148,582
State of Qatar
Bond (D)	3.375	03-14-24	1,718,000	1,779,494
Bond (D)	5.103	04-23-48	1,060,000	1,369,088
Saudi Arabia 0.1%				3,981,631
Kingdom of Saudi Arabia Bond (D)	4.375	04-16-29	3,559,000	3,981,631

Corporate bonds 22.2%				$1,003,822,023
(Cost $1,016,421,900)
Communication services 2.8%				127,028,859
Diversified telecommunication services 0.9%
AT&T, Inc.	3.100	02-01-43	8,521,000	7,831,821
AT&T, Inc.	3.500	06-01-41	2,780,000	2,709,448
AT&T, Inc.	3.650	06-01-51	2,823,000	2,759,592
AT&T, Inc.	3.800	02-15-27	320,000	340,574
C&W Senior Financing DAC (D)	6.875	09-15-27	1,515,000	1,578,713
Connect Finco SARL (D)	6.750	10-01-26	2,042,000	2,116,492
GCI LLC (D)	4.750	10-15-28	860,000	850,067
Kenbourne Invest SA (D)	4.700	01-22-28	309,000	296,640
Kenbourne Invest SA (D)	6.875	11-26-24	500,000	517,053
Level 3 Financing, Inc. (D)	3.400	03-01-27	2,649,000	2,649,000
Radiate Holdco LLC (D)	6.500	09-15-28	801,000	772,965
Switch, Ltd. (D)	3.750	09-15-28	272,000	259,455
Telecom Argentina SA (D)	8.000	07-18-26	948,000	888,750
Telecom Italia Capital SA	7.200	07-18-36	1,277,000	1,359,328
Telecom Italia SpA (D)	5.303	05-30-24	1,140,000	1,176,577
Telefonica Emisiones SA	5.213	03-08-47	3,731,000	4,335,598
Telesat Canada (D)	5.625	12-06-26	738,000	624,326
Total Play Telecomunicaciones SA de CV (D)	6.375	09-20-28	1,376,000	1,283,120
Total Play Telecomunicaciones SA de CV (D)	7.500	11-12-25	2,803,000	2,815,922
Verizon Communications, Inc.	4.329	09-21-28	4,253,000	4,683,721
Verizon Communications, Inc.	4.400	11-01-34	2,190,000	2,453,889
Entertainment 0.4%
AMC Entertainment Holdings, Inc. (D)	10.000	06-15-26	1,797,000	1,675,541
Lions Gate Capital Holdings LLC (D)	5.500	04-15-29	1,586,000	1,576,278
6	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Entertainment (continued)
Live Nation Entertainment, Inc. (D)	4.750	10-15-27	1,905,000	$1,876,911
Netflix, Inc.	4.875	04-15-28	3,225,000	3,547,823
Netflix, Inc. (D)	4.875	06-15-30	1,230,000	1,369,974
Netflix, Inc. (D)	5.375	11-15-29	435,000	497,401
Netflix, Inc.	5.875	11-15-28	3,100,000	3,592,125
Playtika Holding Corp. (D)	4.250	03-15-29	249,000	238,106
WMG Acquisition Corp. (D)	3.000	02-15-31	2,850,000	2,586,375
WMG Acquisition Corp. (D)	3.875	07-15-30	1,442,000	1,375,942
Interactive media and services 0.1%
ANGI Group LLC (D)	3.875	08-15-28	1,213,000	1,110,392
Match Group Holdings II LLC (D)	3.625	10-01-31	726,000	665,257
Match Group Holdings II LLC (D)	4.125	08-01-30	1,271,000	1,220,160
Twitter, Inc. (D)	3.875	12-15-27	930,000	927,633
Media 0.8%
Altice Financing SA (D)	5.000	01-15-28	351,000	326,528
Altice France Holding SA (D)	10.500	05-15-27	225,000	238,781
Cable One, Inc. (D)	4.000	11-15-30	448,000	421,882
CCO Holdings LLC (D)	4.500	06-01-33	1,180,000	1,122,298
Charter Communications Operating LLC	3.900	06-01-52	1,314,000	1,203,566
Charter Communications Operating LLC	4.200	03-15-28	3,188,000	3,380,736
Charter Communications Operating LLC	4.800	03-01-50	3,780,000	3,860,547
Charter Communications Operating LLC	5.750	04-01-48	3,713,000	4,264,905
Charter Communications Operating LLC	6.484	10-23-45	2,885,000	3,627,938
Clear Channel Outdoor Holdings, Inc. (D)	7.750	04-15-28	405,000	420,188
Comcast Corp.	4.150	10-15-28	3,870,000	4,260,264
Globo Comunicacao e Participacoes SA (D)	4.875	01-22-30	1,890,000	1,752,975
LCPR Senior Secured Financing DAC (D)	5.125	07-15-29	625,000	612,938
LCPR Senior Secured Financing DAC (D)	6.750	10-15-27	689,000	714,824
Midas OpCo Holdings LLC (D)	5.625	08-15-29	2,712,000	2,665,896
News Corp. (D)	3.875	05-15-29	1,943,000	1,864,503
Sirius XM Radio, Inc. (D)	4.000	07-15-28	1,754,000	1,696,995
Sirius XM Radio, Inc. (D)	5.000	08-01-27	2,222,000	2,268,884
Townsquare Media, Inc. (D)	6.875	02-01-26	411,000	426,836
Univision Communications, Inc. (D)	4.500	05-01-29	508,000	503,144
Videotron, Ltd. (D)	3.625	06-15-29	839,000	812,781
Virgin Media Finance PLC (D)	5.000	07-15-30	334,000	314,828
Wireless telecommunication services 0.6%
Millicom International Cellular SA (D)	5.125	01-15-28	180,000	182,484
Millicom International Cellular SA (D)	6.250	03-25-29	1,066,500	1,119,825
MTN Mauritius Investments, Ltd. (D)	4.755	11-11-24	1,260,000	1,293,181
Oztel Holdings SPC, Ltd. (D)	6.625	04-24-28	785,000	843,550
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (E)	6.875	07-19-27	2,900,000	2,820,250
Sprint Corp.	7.875	09-15-23	1,454,000	1,570,320
Telefonica Celular del Paraguay SA (D)	5.875	04-15-27	1,073,000	1,108,634
T-Mobile USA, Inc.	2.050	02-15-28	3,552,000	3,417,572
T-Mobile USA, Inc.	2.550	02-15-31	1,138,000	1,083,724
T-Mobile USA, Inc.	2.875	02-15-31	245,000	230,300
T-Mobile USA, Inc.	3.375	04-15-29	2,210,000	2,171,546
T-Mobile USA, Inc.	3.750	04-15-27	1,527,000	1,605,000
T-Mobile USA, Inc.	3.875	04-15-30	3,015,000	3,160,077
T-Mobile USA, Inc.	4.500	04-15-50	1,885,000	2,065,186
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	7

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Wireless telecommunication services (continued)
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	2,638,000	$3,032,004
Consumer discretionary 2.8%				124,444,306
Auto components 0.0%
Dealer Tire LLC (D)	8.000	02-01-28	642,000	656,445
LCM Investments Holdings II LLC (D)	4.875	05-01-29	494,000	475,786
Automobiles 0.8%
Daimler Finance North America LLC (D)	3.500	08-03-25	895,000	938,626
Daimler Trucks Finance North America LLC (D)	1.625	12-13-24	1,744,000	1,725,265
Ford Motor Company	3.250	02-12-32	980,000	932,313
Ford Motor Credit Company LLC	2.900	02-16-28	330,000	314,028
Ford Motor Credit Company LLC	4.000	11-13-30	887,000	891,630
Ford Motor Credit Company LLC	4.125	08-17-27	2,039,000	2,087,426
Ford Motor Credit Company LLC	4.134	08-04-25	6,042,000	6,180,060
Ford Motor Credit Company LLC	5.113	05-03-29	3,014,000	3,225,884
General Motors Company	5.400	04-01-48	1,375,000	1,630,842
General Motors Financial Company, Inc.	2.400	10-15-28	4,272,000	4,119,435
General Motors Financial Company, Inc.	3.600	06-21-30	5,367,000	5,502,404
General Motors Financial Company, Inc.	4.350	01-17-27	1,998,000	2,136,621
Hyundai Capital America (D)	1.000	09-17-24	2,134,000	2,073,344
Hyundai Capital America (D)	1.800	10-15-25	726,000	709,720
Hyundai Capital America (D)	2.375	10-15-27	726,000	709,358
Nissan Motor Acceptance Company LLC (D)	1.125	09-16-24	1,076,000	1,043,557
Nissan Motor Acceptance Company LLC (D)	3.450	03-15-23	960,000	977,661
Diversified consumer services 0.2%
GEMS MENASA Cayman, Ltd. (D)	7.125	07-31-26	1,011,000	1,038,803
Service Corp. International	3.375	08-15-30	991,000	925,153
Service Corp. International	4.000	05-15-31	1,326,000	1,284,059
Sotheby’s (D)	7.375	10-15-27	1,078,000	1,119,967
StoneMor, Inc. (D)	8.500	05-15-29	2,219,000	2,268,928
Hotels, restaurants and leisure 1.2%
Affinity Gaming (D)	6.875	12-15-27	579,000	587,685
Booking Holdings, Inc.	4.625	04-13-30	2,479,000	2,834,067
Caesars Resort Collection LLC (D)	5.750	07-01-25	656,000	675,483
CCM Merger, Inc. (D)	6.375	05-01-26	503,000	520,605
Choice Hotels International, Inc.	3.700	12-01-29	1,287,000	1,340,333
Choice Hotels International, Inc.	3.700	01-15-31	1,312,000	1,350,337
Dave & Buster’s, Inc. (D)	7.625	11-01-25	163,000	172,373
Expedia Group, Inc.	2.950	03-15-31	1,494,000	1,436,943
Expedia Group, Inc.	3.250	02-15-30	2,321,000	2,315,673
Expedia Group, Inc.	3.800	02-15-28	3,235,000	3,357,828
Expedia Group, Inc.	4.625	08-01-27	2,049,000	2,231,041
Expedia Group, Inc.	5.000	02-15-26	2,689,000	2,948,153
Full House Resorts, Inc. (D)	8.250	02-15-28	632,000	647,800
Hilton Domestic Operating Company, Inc. (D)	3.625	02-15-32	1,415,000	1,342,736
Hilton Domestic Operating Company, Inc. (D)	4.000	05-01-31	666,000	654,518
Hilton Domestic Operating Company, Inc.	4.875	01-15-30	1,604,000	1,655,424
Hilton Domestic Operating Company, Inc. (D)	5.750	05-01-28	237,000	250,158
Hilton Grand Vacations Borrower Escrow LLC (D)	4.875	07-01-31	921,000	891,362
Hilton Grand Vacations Borrower Escrow LLC (D)	5.000	06-01-29	1,217,000	1,210,915
Hyatt Hotels Corp.	1.800	10-01-24	1,135,000	1,126,788
Hyatt Hotels Corp.	5.750	04-23-30	1,190,000	1,392,750
International Game Technology PLC (D)	5.250	01-15-29	225,000	229,802
8	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
International Game Technology PLC (D)	6.500	02-15-25	765,000	$814,132
Jacobs Entertainment, Inc. (D)	6.750	02-15-29	568,000	573,680
Jacobs Entertainment, Inc. (D)	7.875	02-01-24	969,000	991,384
Life Time, Inc. (D)	8.000	04-15-26	502,000	513,295
Marriott International, Inc.	2.850	04-15-31	1,894,000	1,828,523
Marriott International, Inc.	3.125	06-15-26	650,000	667,248
Marriott International, Inc.	3.500	10-15-32	1,031,000	1,039,920
Marriott International, Inc.	4.625	06-15-30	1,760,000	1,924,117
Marriott Ownership Resorts, Inc. (D)	4.500	06-15-29	211,000	206,999
MGM Resorts International	4.750	10-15-28	2,427,000	2,407,196
Midwest Gaming Borrower LLC (D)	4.875	05-01-29	1,354,000	1,322,858
Mohegan Gaming & Entertainment (D)	8.000	02-01-26	1,580,000	1,605,754
New Red Finance, Inc. (D)	4.000	10-15-30	2,782,000	2,575,214
Papa John’s International, Inc. (D)	3.875	09-15-29	229,000	218,123
Premier Entertainment Sub LLC (D)	5.625	09-01-29	909,000	856,651
Premier Entertainment Sub LLC (D)	5.875	09-01-31	2,727,000	2,570,007
Resorts World Las Vegas LLC (D)	4.625	04-16-29	1,290,000	1,243,066
Resorts World Las Vegas LLC (D)	4.625	04-06-31	600,000	571,580
Travel + Leisure Company (D)	4.625	03-01-30	1,354,000	1,325,228
Travel + Leisure Company	6.600	10-01-25	585,000	637,650
Wyndham Hotels & Resorts, Inc. (D)	4.375	08-15-28	741,000	735,220
Yum! Brands, Inc.	3.625	03-15-31	1,378,000	1,302,403
Yum! Brands, Inc. (D)	4.750	01-15-30	908,000	933,029
Household durables 0.2%
Brookfield Residential Properties, Inc. (D)	5.000	06-15-29	773,000	763,106
Century Communities, Inc. (D)	3.875	08-15-29	1,730,000	1,660,368
Century Communities, Inc.	6.750	06-01-27	1,349,000	1,403,651
Empire Communities Corp. (D)	7.000	12-15-25	287,000	291,971
KB Home	4.000	06-15-31	1,278,000	1,258,830
MDC Holdings, Inc.	2.500	01-15-31	632,000	591,710
Toll Brothers Finance Corp.	3.800	11-01-29	285,000	293,990
Internet and direct marketing retail 0.2%
Amazon.com, Inc.	3.150	08-22-27	3,769,000	3,965,783
Amazon.com, Inc.	4.050	08-22-47	1,945,000	2,210,316
eBay, Inc.	2.700	03-11-30	2,477,000	2,457,278
QVC, Inc.	5.450	08-15-34	1,560,000	1,415,622
Multiline retail 0.1%
Dollar Tree, Inc.	4.200	05-15-28	3,698,000	4,014,475
Macy’s Retail Holdings LLC (D)	5.875	04-01-29	287,000	292,510
Specialty retail 0.1%
Asbury Automotive Group, Inc. (D)	4.625	11-15-29	274,000	269,621
Asbury Automotive Group, Inc.	4.750	03-01-30	884,000	871,138
AutoNation, Inc.	4.750	06-01-30	1,295,000	1,430,241
Carvana Company (D)	4.875	09-01-29	1,244,000	1,105,779
Group 1 Automotive, Inc. (D)	4.000	08-15-28	122,000	116,763
Ken Garff Automotive LLC (D)	4.875	09-15-28	603,000	582,962
Specialty Building Products Holdings LLC (D)	6.375	09-30-26	120,000	123,328
Textiles, apparel and luxury goods 0.0%
Levi Strauss & Company (D)	3.500	03-01-31	333,000	321,498
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	9

	Rate (%)	Maturity date	Par value^	Value
Consumer staples 0.6%				$29,067,986
Beverages 0.1%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	1,861,000	2,129,501
Constellation Brands, Inc.	3.150	08-01-29	664,000	678,612
Food and staples retailing 0.1%
Advantage Sales & Marketing, Inc. (D)	6.500	11-15-28	1,755,000	1,741,838
Albertsons Companies, Inc. (D)	3.250	03-15-26	763,000	739,751
Albertsons Companies, Inc. (D)	3.500	03-15-29	1,897,000	1,791,072
U.S. Foods, Inc. (D)	4.750	02-15-29	1,162,000	1,140,445
Food products 0.4%
BRF SA (D)	5.750	09-21-50	1,714,000	1,615,445
JBS Finance Luxembourg Sarl (D)	3.625	01-15-32	1,341,000	1,272,274
JBS USA Food Company (D)	5.750	01-15-28	2,670,000	2,783,502
JBS USA LUX SA (D)	3.750	12-01-31	434,000	423,497
Kraft Heinz Foods Company	4.375	06-01-46	2,004,000	2,117,745
Kraft Heinz Foods Company	4.875	10-01-49	293,000	332,693
Kraft Heinz Foods Company	5.000	06-04-42	1,265,000	1,440,237
Kraft Heinz Foods Company	5.500	06-01-50	1,163,000	1,437,429
MARB BondCo PLC (D)	3.950	01-29-31	1,895,000	1,736,294
NBM US Holdings, Inc. (D)	6.625	08-06-29	1,623,000	1,742,940
Post Holdings, Inc. (D)	5.500	12-15-29	1,421,000	1,460,433
Simmons Foods, Inc. (D)	4.625	03-01-29	186,000	178,328
Household products 0.0%
Edgewell Personal Care Company (D)	4.125	04-01-29	740,000	728,471
Edgewell Personal Care Company (D)	5.500	06-01-28	1,520,000	1,577,000
Personal products 0.0%
Natura Cosmeticos SA (D)	4.125	05-03-28	889,000	865,864
Oriflame Investment Holding PLC (D)	5.125	05-04-26	1,277,000	1,134,615
Energy 2.1%				94,928,660
Energy equipment and services 0.1%
CSI Compressco LP (D)	7.500	04-01-25	1,439,000	1,442,598
CSI Compressco LP (D)	7.500	04-01-25	262,000	262,655
CSI Compressco LP (10.000% Cash or 7.250% Cash and 3.500% PIK) (D)	10.000	04-01-26	1,156,918	1,116,426
Inkia Energy, Ltd. (D)	5.875	11-09-27	220,000	221,087
Oil, gas and consumable fuels 2.0%
Aker BP ASA (D)	3.000	01-15-25	1,070,000	1,093,163
Aker BP ASA (D)	3.750	01-15-30	1,310,000	1,346,429
Aker BP ASA (D)	4.000	01-15-31	2,648,000	2,770,351
Altera Infrastructure LP (D)	8.500	07-15-23	1,216,000	644,480
Antero Midstream Partners LP (D)	5.375	06-15-29	1,129,000	1,136,440
Antero Resources Corp.	5.000	03-01-25	1,384,000	1,401,009
Antero Resources Corp. (D)	5.375	03-01-30	230,000	238,004
Ascent Resources Utica Holdings LLC (D)	5.875	06-30-29	1,387,000	1,338,455
Cheniere Energy Partners LP	4.000	03-01-31	2,636,000	2,622,675
Cheniere Energy Partners LP	4.500	10-01-29	2,626,000	2,684,350
Continental Resources, Inc.	4.900	06-01-44	1,129,000	1,188,397
Coterra Energy, Inc. (D)	4.375	06-01-24	1,860,000	1,948,704
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (D)	5.850	05-21-43	1,062,000	1,011,882
Diamondback Energy, Inc.	3.125	03-24-31	1,185,000	1,175,435
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	1,750,000	1,785,301
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	1,735,000	1,899,825
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	1,755,000	1,877,877
10	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Energean Israel Finance, Ltd. (D)	5.375	03-30-28	439,000	$427,391
Energean Israel Finance, Ltd. (D)	5.875	03-30-31	772,000	748,340
Energy Transfer LP	4.200	04-15-27	1,199,000	1,273,823
Energy Transfer LP	5.150	03-15-45	1,751,000	1,871,443
Energy Transfer LP	5.250	04-15-29	3,812,000	4,237,399
Energy Transfer LP	5.400	10-01-47	1,185,000	1,323,195
Energy Transfer LP	5.500	06-01-27	1,831,000	2,050,500
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (E)	6.500	11-15-26	2,312,000	2,364,737
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	3,068,000	3,072,397
Hess Midstream Operations LP (D)	4.250	02-15-30	399,000	385,035
Inversiones Latin America Power Ltda (D)	5.125	06-15-33	951,572	858,365
Kinder Morgan Energy Partners LP	7.750	03-15-32	1,345,000	1,823,737
Kinder Morgan, Inc.	4.300	03-01-28	561,000	606,679
Leviathan Bond, Ltd. (D)	6.500	06-30-27	2,940,000	3,129,980
Leviathan Bond, Ltd. (D)	6.750	06-30-30	256,000	273,108
Lundin Energy Finance BV (D)	2.000	07-15-26	1,272,000	1,246,286
Lundin Energy Finance BV (D)	3.100	07-15-31	1,805,000	1,762,694
MC Brazil Downstream Trading SARL (D)	7.250	06-30-31	1,381,000	1,324,379
Midwest Connector Capital Company LLC (D)	3.625	04-01-22	611,000	612,305
Midwest Connector Capital Company LLC (D)	3.900	04-01-24	2,644,000	2,720,591
MPLX LP	4.000	03-15-28	1,538,000	1,629,040
MPLX LP	4.125	03-01-27	310,000	329,973
MPLX LP	4.250	12-01-27	1,156,000	1,243,622
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (E)	6.875	02-15-23	3,780,000	3,761,100
New Fortress Energy, Inc. (D)	6.500	09-30-26	1,787,000	1,670,845
Ovintiv, Inc.	7.200	11-01-31	318,000	401,739
Parkland Corp. (D)	4.500	10-01-29	823,000	791,245
Parkland Corp. (D)	4.625	05-01-30	949,000	911,040
Petrobras Global Finance BV	6.900	03-19-49	800,000	815,200
Petrorio Luxembourg Sarl (D)	6.125	06-09-26	834,000	817,328
Sabine Pass Liquefaction LLC	4.200	03-15-28	1,070,000	1,147,972
Sabine Pass Liquefaction LLC	4.500	05-15-30	2,270,000	2,489,077
Sabine Pass Liquefaction LLC	5.000	03-15-27	890,000	981,682
Sabine Pass Liquefaction LLC	5.875	06-30-26	1,274,000	1,436,073
Southwestern Energy Company	4.750	02-01-32	727,000	725,771
Sunoco LP	4.500	05-15-29	363,000	355,366
Sunoco LP (D)	4.500	04-30-30	1,333,000	1,308,979
Targa Resources Partners LP (D)	4.000	01-15-32	896,000	891,878
Targa Resources Partners LP	5.875	04-15-26	1,726,000	1,778,902
The Williams Companies, Inc.	3.750	06-15-27	1,990,000	2,094,643
The Williams Companies, Inc.	4.550	06-24-24	4,029,000	4,252,122
The Williams Companies, Inc.	5.750	06-24-44	1,062,000	1,311,437
TransCanada PipeLines, Ltd.	4.250	05-15-28	1,100,000	1,191,384
Venture Global Calcasieu Pass LLC (D)	3.875	08-15-29	476,000	475,162
Venture Global Calcasieu Pass LLC (D)	4.125	08-15-31	794,000	799,153
Financials 5.1%				231,953,143
Banks 2.8%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) (D)(E)	6.750	06-15-26	960,000	1,070,400
Banco Davivienda SA (6.650% to 4-22-31, then 10 Year CMT + 5.097%) (D)(E)	6.650	04-22-31	612,000	605,115
Banco Santander SA	4.379	04-12-28	1,380,000	1,500,514
Bank of America Corp. (2.087% to 6-14-28, then SOFR + 1.060%)	2.087	06-14-29	2,867,000	2,755,670
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	11

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31	2,415,000	$2,365,817
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%)	2.687	04-22-32	4,774,000	4,678,502
Bank of America Corp.	3.248	10-21-27	2,783,000	2,885,947
Bank of America Corp.	3.950	04-21-25	2,424,000	2,549,254
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (E)	6.300	03-10-26	3,591,000	3,932,145
Barclays PLC	4.375	01-12-26	1,430,000	1,527,284
Barclays PLC (4.375% to 3-15-28, then 5 Year CMT + 3.410%) (E)	4.375	03-15-28	1,977,000	1,866,486
BPCE SA (D)	4.500	03-15-25	1,825,000	1,932,211
Citigroup, Inc. (2.561% to 5-1-31, then SOFR + 1.167%)	2.561	05-01-32	1,379,000	1,337,149
Citigroup, Inc.	3.200	10-21-26	3,106,000	3,219,250
Citigroup, Inc.	4.600	03-09-26	3,854,000	4,173,217
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (E)	4.700	01-30-25	3,243,000	3,247,216
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (E)	6.250	08-15-26	2,215,000	2,447,575
Citizens Financial Group, Inc.	3.250	04-30-30	2,922,000	3,014,494
Credit Agricole SA (D)	2.811	01-11-41	1,137,000	1,010,773
Credit Agricole SA (D)	3.250	01-14-30	2,476,000	2,487,084
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (D)(E)	7.875	01-23-24	1,350,000	1,463,063
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (E)	5.100	06-30-23	1,381,000	1,379,274
Freedom Mortgage Corp. (D)	8.125	11-15-24	1,212,000	1,213,515
Freedom Mortgage Corp. (D)	8.250	04-15-25	250,000	250,043
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) (E)	6.375	03-30-25	342,000	361,569
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (E)	6.500	04-16-25	375,000	401,250
Intesa Sanpaolo SpA (4.198% to 6-1-31, then 1 Year CMT + 2.600%) (D)	4.198	06-01-32	974,000	932,686
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%)	2.522	04-22-31	3,693,000	3,598,975
JPMorgan Chase & Co.	2.950	10-01-26	2,090,000	2,154,250
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%)	2.956	05-13-31	2,524,000	2,507,608
JPMorgan Chase & Co. (2.963% to 1-25-32, then SOFR + 1.260%)	2.963	01-25-33	447,000	449,938
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%)	3.960	01-29-27	2,293,000	2,435,199
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (E)	4.600	02-01-25	2,233,000	2,221,835
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (E)	6.750	02-01-24	2,932,000	3,139,292
Lloyds Banking Group PLC	4.450	05-08-25	5,010,000	5,353,574
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (E)	7.500	06-27-24	1,755,000	1,904,491
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (E)	5.125	11-01-26	755,000	802,327
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	918,000	943,313
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (E)	6.000	12-29-25	2,885,000	3,038,194
NatWest Markets PLC (D)	1.600	09-29-26	3,802,000	3,661,832
PNC Bank NA	4.050	07-26-28	543,000	592,219
Santander Holdings USA, Inc. (2.490% to 1-6-27, then SOFR + 1.249%)	2.490	01-06-28	1,961,000	1,930,834
Santander Holdings USA, Inc.	3.244	10-05-26	4,279,000	4,375,416
Santander Holdings USA, Inc.	3.450	06-02-25	4,321,000	4,456,725
Santander Holdings USA, Inc.	3.500	06-07-24	2,412,000	2,483,221
Santander Holdings USA, Inc.	4.400	07-13-27	870,000	927,522
Societe Generale SA (4.750% to 5-26-26, then 5 Year CMT + 3.931%) (D)(E)	4.750	05-26-26	1,776,000	1,754,528
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (D)(E)	5.375	11-18-30	1,688,000	1,698,972
The PNC Financial Services Group, Inc.	3.150	05-19-27	97,000	102,103
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (E)	3.400	09-15-26	3,026,000	2,851,975
The PNC Financial Services Group, Inc. (3 month LIBOR + 3.678%) (E)(F)	3.810	05-01-22	1,861,000	1,874,036
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (E)	4.850	06-01-23	1,001,000	1,014,764
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%)	2.393	06-02-28	4,256,000	4,220,795
12	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Wells Fargo & Company (2.879% to 10-30-29, then SOFR + 1.432%)	2.879	10-30-30	3,365,000	$3,383,015
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%)	3.068	04-30-41	1,964,000	1,894,416
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (E)	5.875	06-15-25	4,959,000	5,301,419
Capital markets 1.2%
Ares Capital Corp.	2.150	07-15-26	2,379,000	2,293,812
Ares Capital Corp.	2.875	06-15-28	1,511,000	1,452,775
Ares Capital Corp.	3.875	01-15-26	2,027,000	2,088,918
Ares Capital Corp.	4.200	06-10-24	1,615,000	1,682,080
Blackstone Private Credit Fund (D)	2.350	11-22-24	1,987,000	1,958,499
Blackstone Private Credit Fund (D)	2.700	01-15-25	1,587,000	1,570,517
Blackstone Private Credit Fund (D)	3.250	03-15-27	450,000	439,369
Blackstone Private Credit Fund (D)	4.000	01-15-29	2,215,000	2,182,805
Cantor Fitzgerald LP (D)	4.875	05-01-24	2,164,000	2,281,691
Deutsche Bank AG	0.962	11-08-23	3,181,000	3,145,873
Deutsche Bank AG (2.311% to 11-16-26, then SOFR + 1.219%)	2.311	11-16-27	1,807,000	1,755,282
Deutsche Bank AG (3.742% to 1-7-32, then SOFR + 2.257%)	3.742	01-07-33	2,475,000	2,393,041
Lazard Group LLC	4.375	03-11-29	1,115,000	1,221,355
Macquarie Bank, Ltd. (D)	3.624	06-03-30	1,265,000	1,279,046
Macquarie Bank, Ltd. (D)	4.875	06-10-25	1,635,000	1,756,182
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%)	2.188	04-28-26	5,557,000	5,544,958
Morgan Stanley (2.484% to 9-16-31, then SOFR + 1.360%)	2.484	09-16-36	3,451,000	3,206,081
Morgan Stanley (2.943% to 1-21-32, then SOFR + 1.290%)	2.943	01-21-33	1,106,000	1,107,379
Morgan Stanley	3.875	01-27-26	1,493,000	1,584,231
MSCI, Inc. (D)	3.250	08-15-33	1,436,000	1,346,724
MSCI, Inc. (D)	3.625	11-01-31	1,605,000	1,580,572
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%)	2.615	04-22-32	5,598,000	5,423,440
The Goldman Sachs Group, Inc. (3.102% to 2-24-32, then SOFR + 1.410%)	3.102	02-24-33	2,610,000	2,624,933
The Goldman Sachs Group, Inc.	3.850	01-26-27	4,886,000	5,154,730
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) (D)(E)	7.000	01-31-24	1,198,000	1,266,142
Consumer finance 0.2%
Ally Financial, Inc.	5.125	09-30-24	2,834,000	3,057,899
Ally Financial, Inc.	5.800	05-01-25	1,610,000	1,775,619
Capital One Financial Corp. (1.343% to 12-6-23, then SOFR + 0.690%)	1.343	12-06-24	2,334,000	2,315,862
Discover Financial Services	4.100	02-09-27	621,000	659,751
Enova International, Inc. (D)	8.500	09-01-24	142,000	143,034
Enova International, Inc. (D)	8.500	09-15-25	1,175,000	1,208,864
OneMain Finance Corp.	6.875	03-15-25	335,000	363,475
OneMain Finance Corp.	8.875	06-01-25	375,000	398,029
Unifin Financiera SAB de CV (D)	9.875	01-28-29	1,659,000	987,105
Diversified financial services 0.2%
GE Capital International Funding Company	4.418	11-15-35	2,025,000	2,309,592
Jefferies Group LLC	4.150	01-23-30	1,680,000	1,811,514
Jefferies Group LLC	4.850	01-15-27	2,947,000	3,266,889
Operadora de Servicios Mega SA de CV (D)	8.250	02-11-25	1,290,000	970,725
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	2,584,000	2,633,354
Insurance 0.6%
Athene Holding, Ltd.	3.500	01-15-31	865,000	877,966
AXA SA	8.600	12-15-30	845,000	1,183,424
CNA Financial Corp.	2.050	08-15-30	627,000	590,427
CNO Financial Group, Inc.	5.250	05-30-25	882,000	956,660
CNO Financial Group, Inc.	5.250	05-30-29	2,373,000	2,638,997
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	13

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Liberty Mutual Group, Inc. (4.125% to 9-15-26, then 5 Year CMT + 3.315%) (D)	4.125	12-15-51	1,870,000	$1,841,950
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR + 3.576%) (D)	7.800	03-15-37	36,000	48,960
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	1,955,000	2,330,608
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) (D)	9.250	04-08-38	320,000	472,895
New York Life Insurance Company (D)	3.750	05-15-50	1,126,000	1,210,645
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) (D)	2.750	01-21-51	2,711,000	2,580,194
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. Swap Rate + 3.650%) (D)	5.100	10-16-44	1,440,000	1,533,600
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	3,687,000	3,751,212
SBL Holdings, Inc. (D)	5.000	02-18-31	1,703,000	1,748,281
Teachers Insurance & Annuity Association of America (D)	4.270	05-15-47	2,371,000	2,687,907
Unum Group	4.125	06-15-51	832,000	797,770
Thrifts and mortgage finance 0.1%
Nationstar Mortgage Holdings, Inc. (D)	5.125	12-15-30	684,000	641,544
Nationstar Mortgage Holdings, Inc. (D)	5.500	08-15-28	887,000	867,007
Nationstar Mortgage Holdings, Inc. (D)	6.000	01-15-27	254,000	263,495
Radian Group, Inc.	4.500	10-01-24	985,000	1,007,163
Health care 1.2%				53,948,146
Biotechnology 0.2%
AbbVie, Inc.	3.200	11-21-29	7,822,000	8,055,590
Grifols Escrow Issuer SA (D)	4.750	10-15-28	582,000	578,473
Health care equipment and supplies 0.0%
Varex Imaging Corp. (D)	7.875	10-15-27	779,000	852,919
Health care providers and services 0.8%
AdaptHealth LLC (D)	5.125	03-01-30	912,000	892,675
AmerisourceBergen Corp.	2.800	05-15-30	1,794,000	1,797,587
Anthem, Inc.	2.250	05-15-30	560,000	536,763
Centene Corp.	3.000	10-15-30	2,313,000	2,244,767
Centene Corp.	3.375	02-15-30	935,000	917,469
Centene Corp.	4.250	12-15-27	289,000	296,034
Centene Corp.	4.625	12-15-29	618,000	642,609
CVS Health Corp.	2.700	08-21-40	1,301,000	1,162,147
CVS Health Corp.	3.750	04-01-30	1,606,000	1,707,637
CVS Health Corp.	4.300	03-25-28	830,000	904,761
CVS Health Corp.	5.050	03-25-48	2,256,000	2,762,817
DaVita, Inc. (D)	3.750	02-15-31	1,878,000	1,725,319
DaVita, Inc. (D)	4.625	06-01-30	1,768,000	1,720,069
Encompass Health Corp.	4.500	02-01-28	462,000	460,845
Encompass Health Corp.	4.625	04-01-31	535,000	524,744
Fresenius Medical Care US Finance III, Inc. (D)	2.375	02-16-31	3,207,000	2,959,264
HCA, Inc.	4.125	06-15-29	1,559,000	1,660,711
HCA, Inc.	5.250	04-15-25	1,508,000	1,640,399
HCA, Inc.	5.250	06-15-26	1,425,000	1,559,014
MEDNAX, Inc. (D)	6.250	01-15-27	2,074,000	2,166,977
Rede D’or Finance Sarl (D)	4.500	01-22-30	1,370,000	1,298,616
Select Medical Corp. (D)	6.250	08-15-26	1,130,000	1,161,437
Universal Health Services, Inc. (D)	1.650	09-01-26	1,719,000	1,657,127
Universal Health Services, Inc. (D)	2.650	10-15-30	1,611,000	1,540,507
Pharmaceuticals 0.2%
Bausch Health Companies, Inc. (D)	6.125	04-15-25	1,422,000	1,449,374
14	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Catalent Pharma Solutions, Inc. (D)	3.125	02-15-29	282,000	$263,670
Catalent Pharma Solutions, Inc. (D)	5.000	07-15-27	155,000	157,906
Jazz Securities DAC (D)	4.375	01-15-29	509,000	502,561
Organon & Company (D)	5.125	04-30-31	1,470,000	1,470,000
Royalty Pharma PLC	1.750	09-02-27	1,599,000	1,522,397
Viatris, Inc.	2.300	06-22-27	743,000	733,419
Viatris, Inc.	2.700	06-22-30	2,430,000	2,345,759
Viatris, Inc.	4.000	06-22-50	2,101,000	2,075,783
Industrials 3.0%				133,782,290
Aerospace and defense 0.4%
DAE Funding LLC (D)	2.625	03-20-25	1,109,000	1,097,910
Huntington Ingalls Industries, Inc.	4.200	05-01-30	1,692,000	1,840,586
Kratos Defense & Security Solutions, Inc. (D)	6.500	11-30-25	655,000	674,650
The Boeing Company	3.200	03-01-29	1,912,000	1,920,392
The Boeing Company	5.040	05-01-27	3,251,000	3,588,139
The Boeing Company	5.150	05-01-30	2,036,000	2,291,439
The Boeing Company	5.805	05-01-50	2,172,000	2,730,890
TransDigm, Inc.	5.500	11-15-27	3,258,000	3,274,290
Air freight and logistics 0.0%
Simpar Europe SA (D)	5.200	01-26-31	480,000	425,405
Watco Companies LLC (D)	6.500	06-15-27	217,000	224,595
Airlines 1.0%
Air Canada 2013-1 Class A Pass Through Trust (D)	4.125	05-15-25	671,013	684,545
Air Canada 2017-1 Class B Pass Through Trust (D)	3.700	01-15-26	535,787	509,146
Alaska Airlines 2020-1 Class B Pass Through Trust (D)	8.000	08-15-25	372,560	413,476
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	4,846,208	4,741,697
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	1,102,600	1,085,984
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	1,666,658	1,616,952
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	500,000	489,434
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	1,089,844	1,106,266
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	903,787	868,010
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	1,719,837	1,575,589
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	1,162,176	1,155,179
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	1,092,000	1,055,723
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	814,000	795,670
British Airways 2013-1 Class A Pass Through Trust (D)	4.625	06-20-24	751,579	771,097
British Airways 2018-1 Class A Pass Through Trust (D)	4.125	09-20-31	562,855	564,419
British Airways 2020-1 Class A Pass Through Trust (D)	4.250	11-15-32	503,563	526,157
British Airways 2020-1 Class B Pass Through Trust (D)	8.375	11-15-28	393,525	447,795
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	04-19-22	84,115	84,502
Delta Air Lines, Inc.	2.900	10-28-24	2,984,000	2,945,805
Delta Air Lines, Inc.	3.800	04-19-23	1,722,000	1,738,455
Delta Air Lines, Inc.	4.375	04-19-28	1,865,000	1,901,237
Delta Air Lines, Inc. (D)	4.500	10-20-25	370,000	383,867
Delta Air Lines, Inc. (D)	4.750	10-20-28	861,000	919,054
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	1,288,742	1,266,534
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	2,381,024	2,455,224
United Airlines 2014-2 Class B Pass Through Trust	4.625	09-03-22	334,843	337,354
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	2,044,412	2,018,448
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	2,391,648	2,343,862
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	237,367	237,296
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	1,602,769	1,719,163
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	15

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	3,890,565	$4,167,768
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	787,968	806,454
United Airlines, Inc. (D)	4.375	04-15-26	140,000	138,964
United Airlines, Inc. (D)	4.625	04-15-29	288,000	284,967
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	122,409	124,419
US Airways 2011-1 Class A Pass Through Trust	7.125	10-22-23	984,044	1,028,696
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	286,947	301,288
US Airways 2012-2 Class A Pass Through Trust	4.625	06-03-25	889,784	879,920
Building products 0.1%
Builders FirstSource, Inc. (D)	4.250	02-01-32	1,630,000	1,595,770
Builders FirstSource, Inc. (D)	5.000	03-01-30	120,000	123,197
Builders FirstSource, Inc. (D)	6.750	06-01-27	141,000	146,816
MIWD Holdco II LLC (D)	5.500	02-01-30	290,000	287,370
Owens Corning	3.950	08-15-29	1,435,000	1,534,691
Commercial services and supplies 0.3%
Albion Financing 1 Sarl (D)	6.125	10-15-26	955,000	952,613
Allied Universal Holdco LLC (D)	6.000	06-01-29	489,000	463,526
APX Group, Inc. (D)	5.750	07-15-29	1,322,000	1,243,460
Cimpress PLC (D)	7.000	06-15-26	2,114,000	2,173,044
Clean Harbors, Inc. (D)	4.875	07-15-27	120,000	123,000
Deluxe Corp. (D)	8.000	06-01-29	636,000	657,363
Garda World Security Corp. (D)	6.000	06-01-29	1,037,000	973,546
GFL Environmental, Inc. (D)	3.500	09-01-28	1,776,000	1,671,660
GFL Environmental, Inc. (D)	4.375	08-15-29	1,148,000	1,095,525
GFL Environmental, Inc. (D)	4.750	06-15-29	747,000	724,590
Graphic Packaging International LLC (D)	3.500	03-01-29	1,359,000	1,291,050
Legends Hospitality Holding Company LLC (D)	5.000	02-01-26	273,000	271,976
LSC Communications, Inc. (D)(G)	8.750	10-15-23	1,058,000	667
Prime Security Services Borrower LLC (D)	3.375	08-31-27	192,000	178,606
Prime Security Services Borrower LLC (D)	6.250	01-15-28	792,000	788,883
Williams Scotsman International, Inc. (D)	4.625	08-15-28	219,000	220,916
Construction and engineering 0.2%
AECOM	5.125	03-15-27	3,073,000	3,199,761
Global Infrastructure Solutions, Inc. (D)	5.625	06-01-29	1,445,000	1,450,274
MasTec, Inc. (D)	4.500	08-15-28	862,000	872,878
Picasso Finance Sub, Inc. (D)	6.125	06-15-25	88,000	91,210
Quanta Services, Inc.	0.950	10-01-24	1,063,000	1,034,490
Tutor Perini Corp. (D)	6.875	05-01-25	1,706,000	1,690,501
Electrical equipment 0.1%
Atkore, Inc. (D)	4.250	06-01-31	463,000	455,708
Vertiv Group Corp. (D)	4.125	11-15-28	1,627,000	1,585,528
Machinery 0.1%
ATS Automation Tooling Systems, Inc. (D)	4.125	12-15-28	109,000	107,365
Flowserve Corp.	3.500	10-01-30	844,000	847,628
Hillenbrand, Inc.	3.750	03-01-31	1,401,000	1,341,458
JB Poindexter & Company, Inc. (D)	7.125	04-15-26	419,000	435,685
TK Elevator U.S. Newco, Inc. (D)	5.250	07-15-27	366,000	370,575
Professional services 0.1%
CoStar Group, Inc. (D)	2.800	07-15-30	2,304,000	2,237,524
IHS Markit, Ltd. (D)	4.000	03-01-26	1,479,000	1,575,135
IHS Markit, Ltd. (D)	4.750	02-15-25	745,000	799,944
IHS Markit, Ltd.	4.750	08-01-28	938,000	1,061,113
16	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Professional services (continued)
TriNet Group, Inc. (D)	3.500	03-01-29	881,000	$836,615
Road and rail 0.1%
The Hertz Corp. (D)	4.625	12-01-26	181,000	175,606
The Hertz Corp. (D)	5.000	12-01-29	395,000	380,346
Uber Technologies, Inc. (D)	4.500	08-15-29	2,598,000	2,520,060
Uber Technologies, Inc. (D)	7.500	05-15-25	1,178,000	1,231,334
Uber Technologies, Inc. (D)	7.500	09-15-27	2,073,000	2,207,330
Trading companies and distributors 0.6%
AerCap Ireland Capital DAC	1.650	10-29-24	3,195,000	3,137,856
AerCap Ireland Capital DAC	1.750	01-30-26	2,999,000	2,882,230
AerCap Ireland Capital DAC	2.450	10-29-26	3,243,000	3,188,263
AerCap Ireland Capital DAC	2.875	08-14-24	2,008,000	2,035,389
AerCap Ireland Capital DAC	3.650	07-21-27	576,000	591,549
Air Lease Corp.	2.100	09-01-28	1,159,000	1,083,554
Air Lease Corp.	2.875	01-15-26	923,000	930,977
Air Lease Corp.	3.625	12-01-27	1,495,000	1,536,767
Alta Equipment Group, Inc. (D)	5.625	04-15-26	270,000	274,050
Ashtead Capital, Inc. (D)	2.450	08-12-31	1,113,000	1,053,195
Ashtead Capital, Inc. (D)	4.250	11-01-29	747,000	784,967
Ashtead Capital, Inc. (D)	4.375	08-15-27	1,075,000	1,103,090
Beacon Roofing Supply, Inc. (D)	4.125	05-15-29	1,104,000	1,053,989
BlueLinx Holdings, Inc. (D)	6.000	11-15-29	1,477,000	1,458,538
Boise Cascade Company (D)	4.875	07-01-30	153,000	159,120
H&E Equipment Services, Inc. (D)	3.875	12-15-28	1,266,000	1,202,004
SMBC Aviation Capital Finance DAC (D)	2.300	06-15-28	878,000	852,559
United Rentals North America, Inc.	3.875	11-15-27	785,000	808,118
United Rentals North America, Inc.	3.875	02-15-31	956,000	930,905
United Rentals North America, Inc.	4.875	01-15-28	1,865,000	1,920,773
Transportation infrastructure 0.0%
Adani Ports & Special Economic Zone, Ltd. (D)	3.100	02-02-31	1,324,000	1,209,348
Information technology 1.9%				87,720,552
Communications equipment 0.2%
Ciena Corp. (D)	4.000	01-31-30	249,000	246,510
Motorola Solutions, Inc.	2.300	11-15-30	2,623,000	2,451,574
Motorola Solutions, Inc.	2.750	05-24-31	2,559,000	2,481,136
Motorola Solutions, Inc.	4.600	05-23-29	840,000	932,835
Telefonaktiebolaget LM Ericsson	4.125	05-15-22	1,834,000	1,848,434
IT services 0.2%
Block, Inc. (D)	2.750	06-01-26	472,000	457,543
Block, Inc. (D)	3.500	06-01-31	643,000	612,458
CGI, Inc. (D)	1.450	09-14-26	1,976,000	1,897,366
Gartner, Inc. (D)	3.625	06-15-29	573,000	555,810
Gartner, Inc. (D)	3.750	10-01-30	257,000	249,290
Gartner, Inc. (D)	4.500	07-01-28	1,789,000	1,823,385
PayPal Holdings, Inc.	2.850	10-01-29	2,783,000	2,850,412
Sabre GLBL, Inc. (D)	7.375	09-01-25	918,000	940,950
VeriSign, Inc.	2.700	06-15-31	1,300,000	1,254,110
VeriSign, Inc.	5.250	04-01-25	565,000	615,042
Semiconductors and semiconductor equipment 0.9%
Broadcom, Inc. (D)	3.419	04-15-33	3,533,000	3,519,174
Broadcom, Inc.	4.750	04-15-29	8,599,000	9,465,926
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	17

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Broadcom, Inc.	5.000	04-15-30	3,864,000	$4,321,182
KLA Corp.	4.100	03-15-29	1,520,000	1,675,197
Marvell Technology, Inc.	2.450	04-15-28	2,500,000	2,456,832
Micron Technology, Inc.	4.185	02-15-27	5,466,000	5,824,679
Micron Technology, Inc.	4.975	02-06-26	912,000	994,510
Micron Technology, Inc.	5.327	02-06-29	4,718,000	5,375,784
NXP BV (D)	3.250	05-11-41	863,000	830,458
NXP BV (D)	3.875	06-18-26	2,812,000	2,975,241
Qorvo, Inc. (D)	1.750	12-15-24	1,588,000	1,558,161
Qorvo, Inc. (D)	3.375	04-01-31	1,276,000	1,243,015
Renesas Electronics Corp. (D)	1.543	11-26-24	1,774,000	1,745,065
Software 0.2%
Autodesk, Inc.	2.850	01-15-30	1,513,000	1,531,382
Consensus Cloud Solutions, Inc. (D)	6.500	10-15-28	1,132,000	1,160,996
Infor, Inc. (D)	1.750	07-15-25	413,000	402,769
Oracle Corp.	2.950	04-01-30	5,040,000	4,940,927
PTC, Inc. (D)	4.000	02-15-28	196,000	194,262
Ziff Davis, Inc. (D)	4.625	10-15-30	720,000	705,060
Technology hardware, storage and peripherals 0.4%
Atento Luxco 1 SA (D)	8.000	02-10-26	573,000	603,930
CDW LLC	3.250	02-15-29	460,000	436,324
CDW LLC	3.569	12-01-31	2,594,000	2,582,197
Dell International LLC (D)	3.450	12-15-51	3,974,000	3,493,358
Dell International LLC	4.900	10-01-26	3,270,000	3,588,852
Dell International LLC	5.300	10-01-29	2,708,000	3,104,746
Dell International LLC	5.850	07-15-25	1,093,000	1,214,681
Dell International LLC	8.350	07-15-46	459,000	724,248
Likewize Corp. (D)	9.750	10-15-25	522,000	558,660
Xerox Holdings Corp. (D)	5.500	08-15-28	1,269,000	1,276,081
Materials 1.0%				45,438,115
Chemicals 0.4%
Braskem Idesa SAPI (D)	6.990	02-20-32	1,072,000	1,063,960
Braskem Netherlands Finance BV (D)	5.875	01-31-50	2,015,000	2,195,786
Braskem Netherlands Finance BV (8.500% to 10-24-25, then 5 Year CMT + 8.220%) (D)	8.500	01-23-81	1,381,000	1,579,533
CVR Partners LP (D)	6.125	06-15-28	539,000	547,737
Cydsa SAB de CV (D)	6.250	10-04-27	1,215,000	1,221,087
FS Luxembourg Sarl (D)	10.000	12-15-25	1,815,000	1,932,975
INEOS Quattro Finance 2 PLC (D)	3.375	01-15-26	320,000	313,600
LSB Industries, Inc. (D)	6.250	10-15-28	441,000	447,615
Methanex Corp.	4.250	12-01-24	1,190,000	1,230,436
Orbia Advance Corp. SAB de CV (D)	5.500	01-15-48	1,569,000	1,731,784
Sasol Financing USA LLC	5.500	03-18-31	2,154,000	2,105,535
Trinseo Materials Operating SCA (D)	5.125	04-01-29	928,000	936,630
Tronox, Inc. (D)	4.625	03-15-29	1,066,000	1,024,923
Valvoline, Inc. (D)	3.625	06-15-31	1,712,000	1,568,962
WR Grace Holdings LLC (D)	4.875	06-15-27	759,000	755,190
WR Grace Holdings LLC (D)	5.625	08-15-29	684,000	660,060
Construction materials 0.1%
Cemex SAB de CV (D)	3.875	07-11-31	1,725,000	1,635,248
Cemex SAB de CV (D)	5.200	09-17-30	1,176,000	1,211,280
Standard Industries, Inc. (D)	3.375	01-15-31	706,000	645,919
18	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Construction materials (continued)
Standard Industries, Inc. (D)	4.375	07-15-30	596,000	$569,180
Standard Industries, Inc. (D)	5.000	02-15-27	196,000	197,470
Vulcan Materials Company	3.500	06-01-30	1,655,000	1,737,455
Containers and packaging 0.1%
Graham Packaging Company, Inc. (D)	7.125	08-15-28	74,000	75,110
Mauser Packaging Solutions Holding Company (D)	8.500	04-15-24	139,000	142,128
Owens-Brockway Glass Container, Inc. (D)	6.625	05-13-27	920,000	964,050
Pactiv Evergreen Group Issuer LLC (D)	4.000	10-15-27	1,811,000	1,710,752
Pactiv Evergreen Group Issuer LLC (D)	4.375	10-15-28	907,000	868,453
Trident TPI Holdings, Inc. (D)	6.625	11-01-25	280,000	278,600
Metals and mining 0.4%
Anglo American Capital PLC (D)	4.750	04-10-27	1,100,000	1,204,403
Arconic Corp. (D)	6.000	05-15-25	304,000	313,120
Arconic Corp. (D)	6.125	02-15-28	747,000	774,975
Commercial Metals Company	5.375	07-15-27	231,000	241,395
First Quantum Minerals, Ltd. (D)	6.500	03-01-24	500,000	505,625
First Quantum Minerals, Ltd. (D)	6.875	03-01-26	665,000	686,613
First Quantum Minerals, Ltd. (D)	6.875	10-15-27	1,134,000	1,204,875
First Quantum Minerals, Ltd. (D)	7.500	04-01-25	583,000	595,231
FMG Resources August 2006 Proprietary, Ltd. (D)	4.375	04-01-31	813,000	818,081
Freeport-McMoRan, Inc.	4.625	08-01-30	2,169,000	2,256,519
Freeport-McMoRan, Inc.	5.450	03-15-43	2,369,000	2,786,536
Hudbay Minerals, Inc. (D)	4.500	04-01-26	288,000	283,513
JW Aluminum Continuous Cast Company (D)	10.250	06-01-26	461,000	480,593
Newmont Corp.	2.800	10-01-29	915,000	914,622
Novelis Corp. (D)	4.750	01-30-30	2,329,000	2,317,355
Volcan Cia Minera SAA (D)	4.375	02-11-26	303,000	291,480
Paper and forest products 0.0%
Inversiones CMPC SA (D)	3.850	01-13-30	407,000	411,721
Real estate 1.0%				44,901,403
Equity real estate investment trusts 1.0%
American Homes 4 Rent LP	4.250	02-15-28	1,050,000	1,129,088
American Tower Corp.	3.550	07-15-27	3,418,000	3,567,749
American Tower Corp.	3.800	08-15-29	1,140,000	1,202,613
Crown Castle International Corp.	3.300	07-01-30	287,000	291,247
Crown Castle International Corp.	3.650	09-01-27	2,307,000	2,418,894
Crown Castle International Corp.	3.800	02-15-28	926,000	975,701
CyrusOne LP	2.150	11-01-30	686,000	674,009
CyrusOne LP	3.450	11-15-29	1,726,000	1,847,718
Equinix, Inc.	1.550	03-15-28	1,970,000	1,843,198
Equinix, Inc.	1.800	07-15-27	1,127,000	1,084,268
Equinix, Inc.	2.500	05-15-31	3,405,000	3,259,571
Equinix, Inc.	3.200	11-18-29	2,551,000	2,579,445
GLP Capital LP	3.250	01-15-32	878,000	848,130
GLP Capital LP	5.375	04-15-26	1,489,000	1,608,448
Host Hotels & Resorts LP	3.375	12-15-29	2,195,000	2,180,822
Host Hotels & Resorts LP	3.500	09-15-30	1,591,000	1,580,740
Host Hotels & Resorts LP	4.500	02-01-26	839,000	888,584
Iron Mountain Information Management Services, Inc. (D)	5.000	07-15-32	1,304,000	1,274,660
Iron Mountain, Inc. (D)	4.875	09-15-29	781,000	770,964
Iron Mountain, Inc. (D)	5.250	07-15-30	1,384,000	1,374,243
MGM Growth Properties Operating Partnership LP (D)	3.875	02-15-29	798,000	819,945
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	19

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
RHP Hotel Properties LP (D)	4.500	02-15-29	2,068,000	$2,000,955
RLJ Lodging Trust LP (D)	3.750	07-01-26	824,000	799,280
SBA Communications Corp.	3.875	02-15-27	2,835,000	2,863,350
SBA Tower Trust (D)	2.836	01-15-25	1,172,000	1,193,865
Uniti Group LP (D)	6.500	02-15-29	593,000	560,972
Ventas Realty LP	3.500	02-01-25	1,355,000	1,403,889
VICI Properties LP (D)	4.125	08-15-30	1,472,000	1,476,519
VICI Properties LP (D)	4.625	12-01-29	1,848,000	1,902,091
XHR LP (D)	4.875	06-01-29	490,000	480,445
Utilities 0.7%				30,608,563
Electric utilities 0.5%
ABY Transmision Sur SA (D)	6.875	04-30-43	825,373	1,051,319
Emera US Finance LP	3.550	06-15-26	1,667,000	1,740,193
FirstEnergy Corp.	2.650	03-01-30	1,259,000	1,185,502
Instituto Costarricense de Electricidad (D)	6.375	05-15-43	515,000	419,725
Israel Electric Corp., Ltd. (D)	6.875	06-21-23	300,000	320,791
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	3,610,000	3,808,933
NRG Energy, Inc. (D)	2.450	12-02-27	1,813,000	1,739,577
NRG Energy, Inc. (D)	3.375	02-15-29	420,000	387,981
NRG Energy, Inc. (D)	3.625	02-15-31	1,054,000	977,585
NRG Energy, Inc. (D)	3.875	02-15-32	2,092,000	1,967,003
NRG Energy, Inc. (D)	4.450	06-15-29	1,365,000	1,448,649
Vistra Operations Company LLC (D)	3.700	01-30-27	3,350,000	3,397,895
Vistra Operations Company LLC (D)	4.300	07-15-29	2,375,000	2,457,149
Gas utilities 0.0%
AmeriGas Partners LP	5.500	05-20-25	1,635,000	1,688,138
Suburban Propane Partners LP (D)	5.000	06-01-31	852,000	839,220
Independent power and renewable electricity producers 0.1%
AES Panama Generation Holdings SRL (D)	4.375	05-31-30	1,201,000	1,195,007
DPL, Inc.	4.125	07-01-25	1,276,000	1,300,620
LLPL Capital Pte, Ltd. (D)	6.875	02-04-39	134,505	147,556
NextEra Energy Operating Partners LP (D)	3.875	10-15-26	1,071,000	1,079,033
NextEra Energy Operating Partners LP (D)	4.500	09-15-27	255,000	258,188
Multi-utilities 0.1%

Dominion Energy, Inc.	3.375	04-01-30	2,031,000	2,105,445

NiSource, Inc.	3.600	05-01-30	1,041,000	1,093,054
Municipal bonds 0.1%				$5,184,448
(Cost $5,175,694)
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	1,307,000	1,239,287
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	1,523,000	1,658,601
New Jersey Transportation Trust Fund Authority	4.131	06-15-42	95,000	104,215

State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	2,221,000	2,182,345
Term loans (H) 0.2%				$10,050,740
(Cost $10,063,017)
Communication services 0.0%				534,653
Media 0.0%
AP Core Holdings II LLC, High-Yield Term Loan B2 (1 month LIBOR + 5.500%)	6.250	07-21-27	531,000	534,653
Consumer discretionary 0.0%				2,833,600
Hotels, restaurants and leisure 0.0%
Carnival Corp., 2021 Incremental Term Loan B (6 month LIBOR + 3.250%)	4.000	10-08-28	2,224,000	2,201,760
20	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Fertitta Entertainment LLC, 2022 Term Loan B (I)	TBD	01-13-29	630,000	$631,840
Industrials 0.1%				2,887,911
Commercial services and supplies 0.0%
TTF Holdings LLC, Term Loan (I)	TBD	03-26-28	234,000	234,293
Professional services 0.1%
CoreLogic, Inc., Term Loan (1 month LIBOR + 3.500%)	4.000	06-02-28	2,670,308	2,653,618
Information technology 0.1%				2,875,441
Semiconductors and semiconductor equipment 0.1%
MKS Instruments, Inc., 2021 USD Term Loan (I)	TBD	10-22-28	1,594,000	1,590,509
Software 0.0%
Quasar Intermediate Holdings, Ltd., 2022 Term Loan (I)	TBD	01-20-29	1,299,000	1,284,932
Materials 0.0%				919,135
Containers and packaging 0.0%

Mauser Packaging Solutions Holding Company, Term Loan (I)	TBD	04-03-24	928,569	919,135
Collateralized mortgage obligations 2.4%				$109,988,925
(Cost $116,668,647)
Commercial and residential 2.0%				90,073,243
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (D)(J)	0.990	04-25-53	1,314,903	1,307,986
Series 2021-2, Class A1 (D)(J)	0.985	04-25-66	862,640	852,054
Series 2021-4, Class A1 (D)(J)	1.035	01-20-65	1,992,141	1,960,151
Series 2021-5, Class A1 (D)(J)	0.951	07-25-66	2,605,861	2,555,506
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (D)(J)	1.175	10-25-48	1,465,762	1,441,803
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (D)(J)	3.719	11-05-32	575,000	533,263
BBCMS Mortgage Trust
Series 2019-C5, Class A2	3.043	11-15-52	665,000	683,090
Series 2020-C6, Class A2	2.690	02-15-53	822,000	833,091
BBCMS Trust
Series 2015-MSQ, Class D (D)(J)	3.990	09-15-32	385,000	385,249
Series 2015-SRCH, Class D (D)(J)	4.957	08-10-35	840,000	901,056
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	905,000	923,240
Series 2019-B13, Class A2	2.889	08-15-57	780,000	789,899
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (D)(J)	0.941	02-25-49	866,099	855,385
BWAY Mortgage Trust
Series 2015-1740, Class XA IO (D)	0.896	01-10-35	7,015,000	133
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (D)(F)	1.427	03-15-37	1,552,504	1,544,699
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%) (D)(F)	1.036	10-15-37	1,736,145	1,732,840
Series 2021-ACNT, Class A (1 month LIBOR + 0.850%) (D)(F)	0.957	11-15-26	1,348,000	1,346,142
Series 2021-VOLT, Class C (1 month LIBOR + 1.100%) (D)(F)	1.206	09-15-36	1,945,000	1,925,503
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (D)(F)	1.856	12-15-37	478,000	477,421
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) (D)(F)	2.656	12-15-37	946,000	942,387
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class A (D)	3.341	05-10-36	1,634,000	1,675,229
Series 2019-SMRT, Class A (D)	4.149	01-10-36	853,000	885,666
COLT Mortgage Loan Trust
Series 2020-1, Class A1 (D)(J)	2.488	02-25-50	147,347	147,186
Series 2021-2, Class A1 (D)(J)	0.924	08-25-66	1,691,441	1,650,595
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	21

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-3, Class A1 (D)(J)	0.956	09-27-66	2,450,378	$2,391,357
Series 2021-HX1, Class A1 (D)(J)	1.110	10-25-66	2,071,654	1,998,718
COLT Trust
Series 2020-RPL1, Class A1 (D)(J)	1.390	01-25-65	3,132,629	3,052,714
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.608	08-15-45	3,567,348	2,451
Series 2012-CR3, Class XA IO	1.830	10-15-45	5,192,383	27,273
Series 2014-CR15, Class XA IO	0.649	02-10-47	4,190,301	51,582
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.438	05-10-51	9,612,042	236,869
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (D)(J)	4.394	08-10-30	880,000	882,183
Series 2017-PANW, Class A (D)	3.244	10-10-29	305,000	308,226
Series 2020-CBM, Class A2 (D)	2.896	02-10-37	987,000	991,332
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (D)(F)	1.706	05-15-36	1,390,000	1,389,134
Series 2020-NET, Class A (D)	2.257	08-15-37	678,917	677,507
Series 2021-NQM2, Class A1 (D)(J)	1.179	02-25-66	1,630,985	1,603,058
Series 2021-NQM3, Class A1 (D)(J)	1.015	04-25-66	1,270,482	1,239,705
Series 2021-NQM5, Class A1 (D)(J)	0.938	05-25-66	1,215,378	1,185,561
Series 2021-NQM6, Class A1 (D)(J)	1.174	07-25-66	2,096,646	2,054,499
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (D)(J)	0.797	02-25-66	634,964	623,335
Series 2021-2, Class A1 (D)(J)	0.931	06-25-66	1,333,535	1,307,721
Flagstar Mortgage Trust
Series 2021-1, Class A2 (D)(J)	2.500	02-01-51	2,259,848	2,211,530
GCAT Trust
Series 2021-NQM1, Class A1 (D)(J)	0.874	01-25-66	1,217,156	1,199,980
Series 2021-NQM2, Class A1 (D)(J)	1.036	05-25-66	1,102,598	1,079,646
Series 2021-NQM3, Class A1 (D)(J)	1.091	05-25-66	1,732,321	1,698,982
GS Mortgage Securities Trust
Series 2015-590M, Class C (D)(J)	3.805	10-10-35	320,000	324,445
Series 2017-485L, Class C (D)(J)	3.982	02-10-37	250,000	255,644
Series 2019-GC40, Class A2	2.971	07-10-52	845,000	862,738
Series 2020-UPTN, Class A (D)	2.751	02-10-37	650,000	656,716
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (D)(J)	1.382	09-27-60	321,961	321,158
Series 2021-NQM1, Class A1 (D)(J)	1.017	07-25-61	813,839	803,254
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (D)(J)	1.071	06-25-56	1,166,666	1,141,974
IMT Trust
Series 2017-APTS, Class AFX (D)	3.478	06-15-34	330,000	339,253
Series 2017-APTS, Class CFX (D)(J)	3.497	06-15-34	400,000	405,420
Irvine Core Office Trust
Series 2013-IRV, Class A2 (D)(J)	3.173	05-15-48	1,370,000	1,395,683
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (D)	1.431	07-05-32	5,669,573	14,114
Series 2020-NNN, Class AFX (D)	2.812	01-16-37	1,161,000	1,169,593
KNDL Mortgage Trust
Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (D)(F)	1.456	05-15-36	840,000	835,780
Life Mortgage Trust
Series 2021-BMR, Class A (1 month LIBOR + 0.700%) (D)(F)	0.806	03-15-38	1,881,000	1,871,609
Series 2021-BMR, Class D (1 month LIBOR + 1.400%) (D)(F)	1.506	03-15-38	1,544,000	1,527,130
MFA Trust
Series 2020-NQM3, Class A1 (D)(J)	1.014	01-26-65	54,813	54,365
Series 2021-NQM1, Class A1 (D)(J)	1.153	04-25-65	1,080,189	1,076,167
Morgan Stanley Capital I Trust
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (D)(F)	1.506	11-15-34	1,125,000	1,121,496
Natixis Commercial Mortgage Securities Trust
22	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2018-285M, Class D (D)(J)	3.790	11-15-32	464,000	$464,721
Series 2018-ALXA, Class C (D)(J)	4.316	01-15-43	380,000	391,451
NYMT Loan Trust
Series 2022-CP1, Class A1 (D)	2.042	07-25-61	1,183,691	1,177,905
OBX Trust
Series 2020-EXP2, Class A3 (D)(J)	2.500	05-25-60	485,907	482,969
Series 2021-NQM2, Class A1 (D)(J)	1.101	05-25-61	1,877,965	1,837,679
Series 2021-NQM3, Class A1 (D)(J)	1.054	07-25-61	2,216,253	2,164,478
One Market Plaza Trust
Series 2017-1MKT, Class D (D)	4.146	02-10-32	240,000	240,640
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (D)(J)	2.000	01-25-36	1,873,257	1,840,137
SLG Office Trust
Series 2021-OVA, Class D (D)	2.851	07-15-41	1,738,000	1,637,661
SMRT
Series 2022-MINI, Class A (SOFR + 1.000%) (D)(F)	1.050	01-15-24	4,367,000	4,364,872
Starwood Mortgage Residential Trust
Series 2020-3, Class A1 (D)(J)	1.486	04-25-65	47,507	47,347
Series 2022-1, Class A1 (D)(J)	2.447	12-25-66	2,180,000	2,181,213
Verus Securitization Trust
Series 2020-5, Class A1 (D)	1.218	05-25-65	492,732	488,867
Series 2021-3, Class A1 (D)(J)	1.046	06-25-66	2,019,455	1,986,746
Series 2021-4, Class A1 (D)(J)	0.938	07-25-66	967,163	936,551
Series 2021-5, Class A1 (D)(J)	1.013	09-25-66	1,913,697	1,863,355
Series 2021-R1, Class A1 (D)(J)	0.820	10-25-63	1,210,912	1,204,618
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (D)	1.849	11-15-45	3,936,614	22,557
U.S. Government Agency 0.4%				19,915,682
Federal Home Loan Mortgage Corp.
Series 2022-DNA1, Class M1A (SOFR + 1.000%) (D)(F)	1.050	01-25-42	2,238,000	2,240,798
Series K021, Class X1 IO	1.375	06-25-22	249,280	21
Series K022, Class X1 IO	1.164	07-25-22	9,464,279	30,015
Government National Mortgage Association
Series 2012-114, Class IO	0.661	01-16-53	1,169,035	24,223
Series 2016-174, Class IO	0.868	11-16-56	2,139,685	105,821
Series 2017-109, Class IO	0.290	04-16-57	2,326,700	65,129
Series 2017-124, Class IO	0.677	01-16-59	2,129,614	89,404
Series 2017-135, Class IO	0.731	10-16-58	3,019,828	142,321
Series 2017-140, Class IO	0.526	02-16-59	1,431,909	59,975
Series 2017-159, Class IO	0.461	06-16-59	2,207,105	94,880
Series 2017-169, Class IO	0.588	01-16-60	25,041,152	1,092,232
Series 2017-20, Class IO	0.664	12-16-58	3,638,037	135,018
Series 2017-22, Class IO	0.721	12-16-57	1,079,895	49,238
Series 2017-41, Class IO	0.645	07-16-58	2,545,190	94,975
Series 2017-46, Class IO	0.636	11-16-57	3,051,645	131,140
Series 2017-61, Class IO	0.773	05-16-59	1,346,177	64,003
Series 2018-158, Class IO	0.755	05-16-61	3,344,648	204,824
Series 2018-35, Class IO	0.525	03-16-60	4,042,300	186,774
Series 2018-43, Class IO	0.514	05-16-60	6,442,155	281,512
Series 2018-68, Class IO	0.427	01-16-60	6,701,277	311,696
Series 2018-69, Class IO	0.587	04-16-60	3,805,124	217,139
Series 2018-81, Class IO	0.475	01-16-60	5,250,469	282,573
Series 2018-9, Class IO	0.484	01-16-60	7,795,372	346,199
Series 2019-131, Class IO	0.834	07-16-61	3,318,638	221,578
Series 2020-100, Class IO	0.824	05-16-62	4,467,777	325,152
Series 2020-108, Class IO	0.872	06-16-62	25,879,749	1,847,579
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	23

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2020-114, Class IO	0.812	09-16-62	12,518,719	$903,095
Series 2020-118, Class IO	0.902	06-16-62	10,419,576	782,094
Series 2020-119, Class IO	0.677	08-16-62	5,070,832	319,722
Series 2020-120, Class IO	0.815	05-16-62	2,939,687	213,326
Series 2020-137, Class IO	0.793	09-16-62	20,093,032	1,398,401
Series 2020-150, Class IO	0.968	12-16-62	9,457,201	747,844
Series 2020-170, Class IO	0.875	11-16-62	12,727,124	948,780
Series 2020-92, Class IO	0.935	02-16-62	10,112,786	745,125
Series 2021-110, Class IO	0.872	01-16-63	7,439,011	573,666
Series 2021-110, Class IO	0.879	11-16-63	7,667,686	619,663
Series 2021-163, Class IO	0.826	03-16-64	9,659,704	738,167
Series 2021-3, Class IO	0.897	09-16-62	21,928,337	1,656,445
Series 2021-40, Class IO	0.842	02-16-63	4,492,282	330,977
Series 2022-17, Class IO	0.801	06-16-64	11,397,000	893,507

Series 2022-21, Class IO	0.797	10-16-63	5,129,000	400,651
Asset backed securities 3.8%				$168,844,962
(Cost $171,664,661)
Asset backed securities 3.8%				168,844,962
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (D)	1.937	08-15-46	3,805,000	3,663,343
AMSR Trust
Series 2020-SFR4, Class A (D)	1.355	11-17-37	2,300,000	2,228,161
Series 2021-SFR4, Class A (D)	2.117	12-17-38	1,135,000	1,121,450
Applebee’s Funding LLC
Series 2019-1A, Class A2I (D)	4.194	06-05-49	2,545,290	2,558,790
Aqua Finance Trust
Series 2021-A, Class A (D)	1.540	07-17-46	1,116,088	1,096,198
Arby’s Funding LLC
Series 2020-1A, Class A2 (D)	3.237	07-30-50	2,446,740	2,463,901
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A (D)	2.360	03-20-26	2,356,000	2,385,491
Series 2020-1A, Class A (D)	2.330	08-20-26	2,091,000	2,113,624
BMW Vehicle Lease Trust
Series 2022-1, Class A3	1.100	03-25-25	997,000	993,566
Bojangles Issuer LLC
Series 2020-1A, Class A2 (D)	3.832	10-20-50	1,153,000	1,164,995
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (D)	3.280	09-26-33	817,670	834,001
CarMax Auto Owner Trust
Series 2022-1, Class A3	1.470	12-15-26	1,297,000	1,295,391
CARS-DB4 LP
Series 2020-1A, Class B1 (D)	4.170	02-15-50	1,485,000	1,509,122
CF Hippolyta LLC
Series 2020-1, Class A1 (D)	1.690	07-15-60	2,605,025	2,545,999
Series 2021-1A, Class A1 (D)	1.530	03-15-61	2,610,916	2,531,608
Chase Auto Credit Linked Notes
Series 2021-3, Class B (D)	0.760	02-26-29	1,384,064	1,369,450
CLI Funding VI LLC
Series 2020-1A, Class A (D)	2.080	09-18-45	3,032,066	2,967,853
CLI Funding VIII LLC
Series 2021-1A, Class A (D)	1.640	02-18-46	2,562,104	2,467,314
Series 2022-1A, Class A1 (D)	2.720	01-18-47	1,766,000	1,775,627
CoreVest American Finance Trust
Series 2019-3, Class A (D)	2.705	10-15-52	383,679	389,377
DataBank Issuer
Series 2021-1A, Class A2 (D)	2.060	02-27-51	1,103,000	1,064,178
24	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
DB Master Finance LLC
Series 2017-1A, Class A2II (D)	4.030	11-20-47	825,825	$852,024
Series 2021-1A, Class A2I (D)	2.045	11-20-51	4,129,000	4,034,768
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (D)	3.475	04-15-49	514,000	499,039
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (D)	4.118	07-25-47	2,852,160	2,968,465
Series 2021-1A, Class A2I (D)	2.662	04-25-51	1,866,893	1,845,828
Driven Brands Funding LLC
Series 2020-2A, Class A2 (D)	3.237	01-20-51	1,512,720	1,504,397
Series 2021-1A, Class A2 (D)	2.791	10-20-51	2,272,305	2,191,147
FirstKey Homes Trust
Series 2020-SFR1, Class A (D)	1.339	08-17-37	3,073,863	2,981,781
Series 2020-SFR2, Class A (D)	1.266	10-19-37	3,702,438	3,573,644
Series 2021-SFR1, Class A (D)	1.538	08-17-38	2,619,659	2,528,834
Series 2021-SFR1, Class D (D)	2.189	08-17-38	1,729,000	1,670,681
Five Guys Funding LLC
Series 2017-1A, Class A2 (D)	4.600	07-25-47	1,090,758	1,116,174
FOCUS Brands Funding LLC
Series 2017-1A, Class A2IB (D)	3.857	04-30-47	735,515	743,485
Ford Credit Auto Owner Trust
Series 2020-1, Class A (D)	2.040	08-15-31	3,486,000	3,519,076
Series 2022-A, Class A3	1.290	06-15-26	708,000	706,327
Ford Credit Floorplan Master Owner Trust
Series 2019-2, Class A	3.060	04-15-26	3,803,000	3,927,836
Series 2020-2, Class A	1.060	09-15-27	2,829,000	2,749,505
GM Financial Automobile Leasing Trust
Series 2021-2, Class A4	0.410	05-20-25	626,000	615,581
GM Financial Consumer Automobile Receivables Trust
Series 2021-4, Class A3	0.680	09-16-26	735,000	726,108
Series 2022-1, Class A3	1.260	11-16-26	642,000	638,552
GMF Floorplan Owner Revolving Trust
Series 2019-2, Class A (D)	2.900	04-15-26	2,135,000	2,199,065
Series 2020-1, Class A (D)	0.680	08-15-25	935,000	926,195
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (D)	3.208	01-22-29	1,423,000	1,428,692
Series 2021-1A, Class A2 (D)	2.773	04-20-29	1,642,000	1,611,370
Hilton Grand Vacations Trust
Series 2017-AA, Class A (D)	2.660	12-26-28	516,551	521,426
Series 2018-AA, Class A (D)	3.540	02-25-32	430,372	441,133
Home Partners of America Trust
Series 2021-2, Class A (D)	1.901	12-17-26	2,194,782	2,152,577
Honda Auto Receivables Owner Trust
Series 2021-2, Class A4	0.550	08-16-27	1,172,000	1,142,452
Hyundai Auto Lease Securitization Trust
Series 2022-A, Class A3 (D)	1.160	01-15-25	1,199,000	1,194,369
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (D)	4.970	08-25-49	1,276,355	1,334,775
Series 2019-1A, Class A2I (D)	3.982	08-25-49	1,557,233	1,558,089
Laurel Road Prime Student Loan Trust
Series 2019-A, Class A2FX (D)	2.730	10-25-48	97,963	98,436
Mercedes-Benz Auto Receivables Trust
Series 2021-1, Class A3	0.460	06-15-26	1,500,000	1,476,177
MVW Owner Trust
Series 2018-1A, Class A (D)	3.450	01-21-36	917,706	936,648
Navient Private Education Loan Trust
Series 2016-AA, Class A2A (D)	3.910	12-15-45	212,650	219,741
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2 (D)	2.600	08-15-68	1,242,373	1,257,868
Navient Student Loan Trust
Series 2020-2A, Class A1A (D)	1.320	08-26-69	1,557,999	1,485,184
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	25

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Neighborly Issuer LLC
Series 2021-1A, Class A2 (D)	3.584	04-30-51	3,654,635	$3,620,205
Series 2022-1A, Class A2 (D)	3.695	01-30-52	1,468,000	1,462,068
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (D)	1.910	10-20-61	3,311,000	3,226,112
Series 2021-1, Class B1 (D)	2.410	10-20-61	1,005,000	993,221
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (D)	3.104	07-25-26	568,333	556,074
Oxford Finance Funding LLC
Series 2019-1A, Class A2 (D)	4.459	02-15-27	666,325	679,558
PFS Financing Corp.
Series 2020-E, Class A (D)	1.000	10-15-25	1,362,000	1,350,713
Progress Residential Trust
Series 2020-SFR1, Class A (D)	1.732	04-17-37	1,132,000	1,121,226
Series 2021-SFR8, Class B (D)	1.681	10-17-38	1,093,000	1,047,041
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4	4.934	08-25-35	218,511	221,810
Santander Retail Auto Lease Trust
Series 2022-A, Class A3 (D)	1.340	07-21-25	1,026,000	1,022,304
Santander Revolving Auto Loan Trust
Series 2019-A, Class A (D)	2.510	01-26-32	2,804,000	2,862,642
ServiceMaster Funding LLC
Series 2021-1, Class A2I (D)	2.865	07-30-51	2,125,320	2,050,813
Sesac Finance LLC
Series 2019-1, Class A2 (D)	5.216	07-25-49	2,479,425	2,543,791
Sierra Timeshare Receivables Funding LLC
Series 2019-1A, Class A (D)	3.200	01-20-36	241,364	244,983
SMB Private Education Loan Trust
Series 2015-C, Class A2A (D)	2.750	07-15-27	16,030	16,053
Series 2019-B, Class A2A (D)	2.840	06-15-37	1,774,350	1,798,865
Series 2020-PTA, Class A2A (D)	1.600	09-15-54	1,952,821	1,924,012
Series 2021-A, Class APT2 (D)	1.070	01-15-53	1,242,894	1,193,981
Sonic Capital LLC
Series 2020-1A, Class A2I (D)	3.845	01-20-50	2,088,981	2,146,325
Series 2021-1A, Class A2I (D)	2.190	08-20-51	1,931,540	1,841,412
Sunbird Engine Finance LLC
Series 2020-1A, Class A (D)	3.671	02-15-45	429,857	409,943
Taco Bell Funding LLC
Series 2021-1A, Class A2I (D)	1.946	08-25-51	3,517,000	3,387,029
TIF Funding II LLC
Series 2021-1A, Class A (D)	1.650	02-20-46	1,291,500	1,231,239
Towd Point Mortgage Trust
Series 2015-1, Class A5 (D)(J)	3.124	10-25-53	566,000	579,130
Series 2015-2, Class 1M2 (D)(J)	3.345	11-25-60	815,000	829,188
Series 2017-2, Class A1 (D)(J)	2.750	04-25-57	60,372	60,744
Series 2018-1, Class A1 (D)(J)	3.000	01-25-58	236,867	239,017
Series 2018-4, Class A1 (D)(J)	3.000	06-25-58	988,380	1,004,812
Series 2018-5, Class A1A (D)(J)	3.250	07-25-58	107,320	108,627
Series 2018-6, Class A1A (D)(J)	3.750	03-25-58	1,078,343	1,093,949
Series 2019-1, Class A1 (D)(J)	3.666	03-25-58	1,013,469	1,042,667
Series 2019-4, Class A1 (D)(J)	2.900	10-25-59	1,033,861	1,049,337
Series 2020-4, Class A1 (D)	1.750	10-25-60	1,328,855	1,315,968
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A (D)	2.560	11-25-31	4,802,000	4,913,602
Series 2020-1A, Class A (D)	1.350	05-25-33	1,795,000	1,772,147
Toyota Auto Receivables Owner Trust
Series 2022-A, Class A3	1.230	06-15-26	1,893,000	1,887,007
Triton Container Finance VIII LLC
Series 2020-1A, Class A (D)	2.110	09-20-45	3,014,667	2,950,225
Series 2021-1A, Class A (D)	1.860	03-20-46	1,998,638	1,929,050
26	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Vantage Data Centers LLC
Series 2020-1A, Class A2 (D)	1.645	09-15-45	1,734,000	$1,674,068
Series 2020-2A, Class A2 (D)	1.992	09-15-45	1,513,000	1,460,055
Verizon Master Trust
Series 2022-2, Class A	1.530	07-20-28	1,592,000	1,597,224
VR Funding LLC
Series 2020-1A, Class A (D)	2.790	11-15-50	2,641,520	2,580,686
VSE VOI Mortgage LLC
Series 2017-A, Class A (D)	2.330	03-20-35	810,813	813,451
Wendy’s Funding LLC
Series 2021-1A, Class A2I (D)	2.370	06-15-51	1,909,405	1,832,924
Willis Engine Structured Trust V
Series 2020-A, Class A (D)	3.228	03-15-45	387,053	371,114
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (D)	3.238	07-30-51	2,898,435	2,871,662

	Yield (%)	Shares	Value
Short-term investments 4.2%			$191,247,293
(Cost $191,248,149)
Short-term funds 4.2%			191,247,293
Federated Government Obligations Fund, Institutional Class	0.0300(K)	151,608,085	151,608,085
John Hancock Collateral Trust (L)	0.0587(K)	3,962,930	39,639,208

Total investments (Cost $3,551,098,654) 103.2%	$4,668,326,454
Other assets and liabilities, net (3.2%)	(142,924,585)
Total net assets 100.0%	$4,525,401,869

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-22. The value of securities on loan amounted to $39,345,368. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $6,173,423 in the form of U.S. Treasuries was pledged to the fund.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $611,848,770 or 13.5% of the fund’s net assets as of 1-31-22.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Non-income producing - Issuer is in default.
(H)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(I)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(J)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(K)	The rate shown is the annualized seven-day yield as of 1-31-22.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	27

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2022, by major security category or type:
	Total value at 1-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$2,578,640,197	$2,491,509,241	$87,130,956	—
Preferred securities	3,698,551	3,698,551	—	—
U.S. Government and Agency obligations	587,764,415	—	587,764,415	—
Foreign government obligations	9,084,900	—	9,084,900	—
Corporate bonds	1,003,822,023	—	1,003,822,023	—
Municipal bonds	5,184,448	—	5,184,448	—
Term loans	10,050,740	—	10,050,740	—
Collateralized mortgage obligations	109,988,925	—	109,988,925	—
Asset backed securities	168,844,962	—	168,844,962	—
Short-term investments	191,247,293	191,247,293	—	—
Total investments in securities	$4,668,326,454	$2,686,455,085	$1,981,871,369	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
28	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	3,962,930	$16,026,677	$58,440,131	$(34,822,788)	$(2,969)	$(1,843)	$23,707	—	$39,639,208
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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